Leases (Schedule Of Future Minimum Operating And Capital Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Leases [Line Items]
Total future minimum lease payments due in 2012	$ 148,367
Total future minimum lease payments due in 2013	120,663
Total future minimum lease payments due in 2014	92,573
Total future minimum lease payments due in 2015	75,537
Total future minimum lease payments due in 2016	51,483
Total future minimum lease payments due thereafter	207,067
Total minimum payments	695,690
Real Property [Member]
Leases [Line Items]
Operating lease, future minimum lease payments due in 2012	37,545
Operating lease, future minimum lease payments due in 2013	30,787
Operating lease, future minimum lease payments due in 2014	25,755
Operating lease, future minimum lease payments due in 2015	21,987
Operating lease, future minimum lease payments due in 2016	19,210
Operating lease, future minimum lease payments due Thereafter	67,539
Operating lease, Total minimum payments	202,823
Real Property Master Leases [Member]
Leases [Line Items]
Operating lease, future minimum lease payments due in 2012	19,252
Operating lease, future minimum lease payments due in 2013	17,581
Operating lease, future minimum lease payments due in 2014	13,731
Operating lease, future minimum lease payments due in 2015	13,219
Operating lease, future minimum lease payments due in 2016	11,251
Operating lease, future minimum lease payments due Thereafter	39,171
Operating lease, Total minimum payments	114,205
Equipment [Member]
Leases [Line Items]
Operating lease, future minimum lease payments due in 2012	68,848
Operating lease, future minimum lease payments due in 2013	54,827
Operating lease, future minimum lease payments due in 2014	37,153
Operating lease, future minimum lease payments due in 2015	24,653
Operating lease, future minimum lease payments due in 2016	9,009
Operating lease, future minimum lease payments due Thereafter	4,940
Operating lease, Total minimum payments	199,430
Real Property And Equipment [Member]
Leases [Line Items]
Capital lease, future minimum lease payments due in 2012	22,722
Capital lease, future minimum lease payments due in 2013	17,468
Capital lease, future minimum lease payments due in 2014	15,934
Capital lease, future minimum lease payments due in 2015	15,678
Capital lease, future minimum lease payments due in 2016	12,013
Capital lease, future minimum lease payments due Thereafter	95,417
Capital lease, Total minimum payments	179,232
Less amounts representing interest	(74,820)
Present value of minimum lease payments	$ 104,412